UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Scott R. Plummer

5228 Ameriprise Financial Center

Minneapolis, MN 55474

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-612-671-1947

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Real Estate Equity Fund

Semiannual Report for the Period Ended June 30, 2011

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation’s largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe’s largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city’s financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments’ beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy — an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

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A singular focus on our shareholders. Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

■

First-class research and thought leadership. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

■

A disciplined investment approach. We aren’t distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don’t consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Real Estate Equity Fund

Average annual total return as of 06/30/11 (%)

Share class	A		B		C		I
Inception	11/01/02		11/01/02		10/13/03		9/27/10
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	8.31	2.06	7.97	2.97	7.99	6.99	8.61
1- year	29.90	22.42	28.98	23.98	28.94	27.94	n/a
5-year	1.95	0.75	1.20	1.01	1.20	1.20	n/a
10-year/Life	9.16	8.51	8.47	8.47	8.47	8.47	15.69

Share class	R	R4	R5	W	Z
Inception	9/27/10	03/07/11	03/07/11	9/27/10	04/01/94
Sales charge	without	without	without	without	without
6-month (cumulative)	8.26	n/a	n/a	8.39	8.43
1- year	n/a	n/a	n/a	n/a	30.16
5-year	n/a	n/a	n/a	n/a	2.20
10-year/Life	15.15	5.89	6.02	15.45	9.42

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares in the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class I, Class R4, Class R5 and Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with a distribution fee. Class W shares are sold at net asset value with a service (Rule 12b-1) fee. Class I, Class R, Class R4, Class R5, Class W and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Class A, Class B and Class C are newer classes of shares. Class A and Class B share performance information includes the performance of Class Z shares (the oldest existing share class) for periods prior to their inception. Class C share performance information includes returns of Class B shares for the period from November 1, 2002 through October 12, 2003, and the returns of Class Z shares for periods prior thereto. These returns reflect differences in sales charges, but have not been restated to reflect any differences in expenses (such as distribution and service (Rule 12b-1) fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been lower, since the newer classes of shares are subject to distribution and service (Rule 12b-1) fees. Class A and Class B shares were initially offered on November 1, 2002, Class C shares were initially offered on October 13, 2003, Class I, Class R and Class W shares were initially offered on September 27, 2010, Class R4 and Class R5 shares were initially offered on March 7, 2011, and Class Z shares were initially offered on April 1, 1994.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 06/30/11

+8.31% Class A shares (without sales charge)

+10.20% FTSE NAREIT Equity REITs Index¹

+10.62% FTSE NAREIT All Equity REITs Index²

Net asset value per share

as of 06/30/11 ($)
Class A	13.35
Class B	13.38
Class C	13.35
Class I	13.37
Class R	13.35
Class R4	13.38
Class R5	13.38
Class W	13.36
Class Z	13.37

Distributions declared per share

01/01/11 - 06/30/11 ($)
Class A	0.09
Class B	0.04
Class C	0.04
Class I	0.12
Class R	0.07
Class R4	0.10
Class R5	0.11
Class W	0.09
Class Z	0.10

¹	The FTSE National Association of Real Estate Investment Trusts (NAREIT) Equity REITs Index reflects performance of all publicly traded equity real estate investment trusts (REITs) other than those designated as timber REITs.

²	The FTSE National Association of Real Estate Investment Trusts (NAREIT) All Equity REITs Index reflects performance of all publicly traded equity real estate investment trusts (REITs), including timber REITs.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Understanding Your Expenses – Columbia Real Estate Equity Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary firm to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

01/01/11 – 06/30/11
	Account value at the beginning of the period ($)		Account value at the end of the period ($)			Expenses paid during the period ($)			Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,083.10		1,018.74	6.30		6.11	1.22
Class B	1,000.00	1,000.00	1,079.70		1,014.98	10.21		9.89	1.98
Class C	1,000.00	1,000.00	1,079.90		1,014.98	10.21		9.89	1.98
Class I	1,000.00	1,000.00	1,086.10		1,020.78	4.19		4.06	0.81
Class R	1,001.00	1,000.00	1,082.60		1,017.55	7.54		7.30	1.46
Class R4	1,002.00	1,000.00	1,058.90	*	1,018.89	3.86	*	5.96	1.19
Class R5	1,003.00	1,000.00	1,060.20	*	1,020.83	2.60	*	4.01	0.80
Class W	1,004.00	1,000.00	1,083.90		1,018.74	6.30		6.11	1.22
Class Z	1,005.00	1,000.00	1,084.30		1,019.74	5.27		5.11	1.02

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*	For the period March 7, 2011 through June 30, 2011. Class R4 and Class R5 shares commenced operations on March 7, 2011.

Portfolio of Investments – Columbia Real Estate Equity Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 99.5%
CONSUMER DISCRETIONARY 2.3%
Hotels, Restaurants & Leisure 2.3%
Starwood Hotels & Resorts Worldwide, Inc.	176,523	$9,892,349
Vail Resorts, Inc.(a)	140,813	6,508,377

Total		16,400,726
TOTAL CONSUMER DISCRETIONARY		16,400,726
FINANCIALS 97.2%
Real Estate Investment Trusts (REITs) 97.2%
Alexandria Real Estate Equities, Inc.(a)	378,927	29,336,528
American Campus Communities, Inc.(a)	535,789	19,031,225
Apartment Investment & Management Co., Class A	758,974	19,376,606
AvalonBay Communities, Inc.	280,379	36,000,664
Boston Properties, Inc.	337,954	35,877,197
CBL & Associates Properties, Inc.(a)	697,044	12,637,408
Cousins Properties, Inc.(a)	2,712,819	23,167,474
Developers Diversified Realty Corp.(a)	1,106,072	15,595,615
DiamondRock Hospitality Co.(a)	1,650,326	17,707,998
Digital Realty Trust, Inc.(a)	520,757	32,172,368
EastGroup Properties, Inc.(a)	208,990	8,884,165
Equity Residential	380,374	22,822,440
Federal Realty Investment Trust(a)	191,800	16,337,524
General Growth Properties, Inc.(a)	1,280,763	21,375,940
HCP, Inc.(a)	565,809	20,759,532
Health Care REIT, Inc.	509,888	26,733,428
Host Hotels & Resorts, Inc.(a)	1,564,556	26,519,224
LaSalle Hotel Properties(a)	575,835	15,167,494
Lexington Realty Trust(a)	2,583,743	23,589,574
Mid-America Apartment Communities, Inc.(a)	370,105	24,970,984
ProLogis, Inc.	681,269	24,416,681
Public Storage	201,559	22,979,742
Simon Property Group, Inc.(a)	571,354	66,408,475
SL Green Realty Corp.(a)	323,778	26,831,483
U-Store-It Trust	1,205,070	12,677,336
Ventas, Inc.(a)	727,474	38,345,155
Vornado Realty Trust	507,052	47,247,105
Weingarten Realty Investors(a)	557,802	14,034,298

Total		701,003,663
TOTAL FINANCIALS		701,003,663
Total Common Stocks
(Cost: $584,193,132)		$717,404,389

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 17.4%
Asset-Backed Commercial Paper 0.3%
Rheingold Securitization
09/12/11	0.430%	$1,997,755	$1,997,755
Certificates of Deposit 2.1%
Australia and New Zealand Bank Group, Ltd.
07/29/11	0.230%	2,000,000	2,000,000
Barclays Bank PLC
09/13/11	0.310%	4,000,000	4,000,000
Commerzbank AG
07/20/11	0.220%	3,000,000	3,000,000
KBC Bank NV
07/05/11	0.300%	2,000,000	2,000,000
Lloyds Bank PLC
10/03/11	0.260%	1,000,000	1,000,000
N.V. Bank Nederlandse Gemeenten
07/27/11	0.270%	2,000,000	2,000,000
United Overseas Bank Ltd.
07/25/11	0.290%	1,000,000	1,000,000

Total			15,000,000
Money Market Fund 2.1%
JPMorgan Prime Money Market Fund, 0.010% (b)		15,000,000	15,000,000
Repurchase Agreements 12.9%
Cantor Fitzgerald & Co. dated 06/30/11, matures 07/01/11, repurchase price $5,000,014(c)
	0.100%	5,000,000	5,000,000
Citibank NA dated 06/30/11, matures 07/01/11, repurchase price $5,000,011(c)
	0.080%	5,000,000	5,000,000
MF Global Holdings Ltd. dated 06/30/11, matures 07/01/11, repurchase price $20,000,083(c)
	0.150%	20,000,000	20,000,000
Mizuho Securities USA, Inc. dated 06/30/11, matures 07/01/11, repurchase price $25,000,083(c)
	0.120%	25,000,000	25,000,000
Natixis Financial Products, Inc. dated 06/30/11, matures 07/01/11, repurchase price $10,000,008(c)
	0.030%	10,000,000	10,000,000
Pershing LLC dated 06/30/11, matures 07/01/11, repurchase price $20,000,067(c)
	0.120%	20,000,000	20,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Real Estate Equity Fund

June 30, 2011 (Unaudited)

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (Cont.)
RBS Securities, Inc. dated 06/30/11, matures 07/01/11, repurchase price $8,437,805(c)
	0.080%	$8,437,786	8,437,786

Total			93,437,786

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $125,435,541)			$125,435,541
Total Investments(d)
(Cost: $709,628,673)			$842,839,930
Other Assets & Liabilities, Net			(122,170,190)
Net Assets			$720,669,740

Notes to Portfolio of Investments

(a)	At June 30, 2011, security was partially or fully on loan.

(b)	The rate shown is the seven-day current annualized yield at June 30, 2011.

(c)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co. (0.100%)

Security Description	Value
Fannie Mae Interest Strip	$53,170
Fannie Mae Pool	1,990,066
Fannie Mae Principal Strip	148,588
Fannie Mae REMICS	117,596
Federal Home Loan Banks	44,317
Federal National Mortgage Association	136,190
Freddie Mac Non Gold Pool	937,411
Freddie Mac REMICS	597,172
Ginnie Mae II Pool	344,833
Government National Mortgage Association	84,370
United States Treasury Note/Bond	646,287
Total Market Value of Collateral Securities	$5,100,000

Citibank NA (0.080%)
Security Description	Value
Fannie Mae Pool	$3,706,467
Freddie Mac Gold Pool	1,393,533
Total Market Value of Collateral Securities	$5,100,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Real Estate Equity Fund

June 30, 2011 (Unaudited)

Notes to Portfolio of Investments (continued)

MF Global Holdings Ltd. (0.150%)
Security Description	Value
Fannie Mae Pool	$13,875,382
Fannie Mae REMICS	374,849
Freddie Mac Gold Pool	19,469
Freddie Mac Non Gold Pool	230,224
Freddie Mac REMICS	279,090
Ginnie Mae I Pool	2,237,824
Ginnie Mae II Pool	2,521,259
Government National Mortgage Association	862,025
Total Market Value of Collateral Securities	$20,400,122
Mizuho Securities USA, Inc. (0.120%)
Security Description	Value
Freddie Mac REMICS	$886,314
Ginnie Mae I Pool	21,769,510
Government National Mortgage Association	2,844,176
Total Market Value of Collateral Securities	$25,500,000
Natixis Financial Products, Inc. (0.030%)
Security Description	Value
Fannie Mae Interest Strip	$231,890
Fannie Mae REMICS	5,668,065
Federal Farm Credit Bank	734,690
Freddie Mac REMICS	1,673,355
Government National Mortgage Association	1,892,009
Total Market Value of Collateral Securities	$10,200,009
Pershing LLC (0.120%)
Security Description	Value
Fannie Mae Pool	$177,553
Fannie Mae REMICS	4,975,223
Fannie Mae Whole Loan	31,662
Freddie Mac Reference REMIC	476,201
Freddie Mac REMICS	12,716,359
Freddie Mac Strips	202,550
Government National Mortgage Association	1,820,452
Total Market Value of Collateral Securities	$20,400,000
RBS Securities, Inc. (0.080%)
Security Description	Value
Freddie Mac Gold Pool	$8,606,580
Total Market Value of Collateral Securities	$8,606,580

(d)	Investments in affiliates during the six months ended June 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$54,443,167	$(54,443,167)	$—	$—	$1,209	$—

At June 30, 2011, the Fund held investments in the following sectors:

Sector (Unaudited)	% of Net Assets
Financials	97.2%
Consumer Discretionary	2.3
99.5
Investments of Cash Collateral Received for Securities on Loan	17.4
Other Assets & Liabilities, Net	(16.9)
100.0

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Real Estate Equity Fund

June 30, 2011 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair value at June 30, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets(b)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$16,400,726	$—	$—	$16,400,726
Financials	701,003,663	—	—	701,003,663
Total Equity Securities	717,404,389	—	—	717,404,389
Other
Investments of Cash Collateral Received for Securities on Loan	15,000,000	110,435,541	—	125,435,541
Total Other	15,000,000	110,435,541	—	125,435,541
Total	$732,404,389	$110,435,541	$—	$842,839,930

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

Statement of Assets and Liabilities – Columbia Real Estate Equity Fund

June 30, 2011 (Unaudited)

Assets
Investments, at value* (identified cost $584,193,132)	$717,404,389
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $31,997,755)	31,997,755
Repurchase agreements (identified cost $93,437,786)	93,437,786
Total investments (identified cost $709,628,673)	842,839,930
Receivable for:
Capital shares sold	183,728
Investments sold	4,911,648
Dividends	1,510,990
Securities lending	12,628
Reclaims	66,631
Trustees’ deferred compensation plan	47,334
Total assets	849,572,889

Liabilities
Disbursements in excess of cash	2,231,295
Due upon return of securities on loan	125,435,541
Payable for:
Capital shares purchased	841,654
Investment management fees	13,672
Distribution fees	1,707
Transfer agent fees	36,228
Administration fees	1,158
Stockholders’ meeting fees	25,445
Plan administration fees	55
Chief compliance officer expenses	317
Other expenses	268,743
Trustees’ deferred compensation plan	47,334
Total liabilities	128,903,149
Net assets applicable to outstanding capital stock	$720,669,740

The accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Assets and Liabilities (continued) – Columbia Real Estate Equity Fund

June 30, 2011 (Unaudited)

Represented by
Paid-in capital	$761,980,456
Excess of distributions over net investment income	(6,293,550)
Accumulated net realized loss	(168,222,673)
Unrealized appreciation (depreciation) on:
Investments	133,211,257
Foreign currency translations	(5,750)
Total — representing net assets applicable to outstanding capital stock	$720,669,740
*Value of securities on loan	$122,524,831
Net assets applicable to outstanding shares
Class A	$106,717,222
Class B	$10,712,106
Class C	$22,263,891
Class I	$222,812,058
Class R	$5,440,134
Class R4	$76,758
Class R5	$3,574,840
Class W	$6,066
Class Z	$349,066,665
Shares outstanding
Class A	7,990,909
Class B	800,837
Class C	1,668,201
Class I	16,664,572
Class R	407,628
Class R4	5,737
Class R5	267,241
Class W	454
Class Z	26,102,300
Net asset value per share
Class A(a)	$13.35
Class B	$13.38
Class C	$13.35
Class I	$13.37
Class R	$13.35
Class R4	$13.38
Class R5	$13.38
Class W	$13.36
Class Z	$13.37

(a)	The maximum offering price per share for Class A is $14.16. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Operations – Columbia Real Estate Equity Fund

Six months ended June 30, 2011 (Unaudited)

Net investment income
Income:
Dividends	$8,187,611
Interest	461
Dividends from affiliates	1,209
Income from securities lending — net	44,253
Foreign taxes withheld	(27,542)
Total income	8,205,992
Expenses:
Investment management fees	1,876,506
Distribution fees
Class B	24,615
Class C	52,901
Class R	6,737
Service fees
Class A	80,505
Class B	8,205
Class C	17,640
Class W	6
Transfer agent fees
Class A	51,017
Class B	5,197
Class C	11,212
Class R	2,089
Class R4	1
Class R5	39
Class W	3
Class Z	300,418
Administration fees	120,994
Plan administration fees
Class R4	66
Compensation of board members	9,559
Pricing and bookkeeping fees	21,361
Custodian fees	7,644
Printing and postage fees	70,769
Registration fees	45,224
Professional fees	34,496
Chief compliance officer expenses	605
Other	12,237
Total expenses	2,760,046
Fees waived or expenses reimbursed by Investment Manager	(6,191)
Earnings credits on cash balances	(4)
Total net expenses	2,753,851
Net investment income	5,452,141

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	38,103,787
Foreign currency transactions	(40,648)
Forward foreign currency exchange contracts	74,332
Net realized gain	38,137,471
Net change in unrealized appreciation (depreciation) on:
Investments	4,421,645
Foreign currency translations	(5,867)
Net change in unrealized appreciation	4,415,778
Net realized and unrealized gain	42,553,249
Net increase in net assets resulting from operations	$48,005,390

The accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Changes in Net Assets – Columbia Real Estate Equity Fund

	Six months ended June 30, 2011 (Unaudited)(a)	Year ended December 31, 2010(b)

Operations
Net investment income	$5,452,141	$4,124,127
Net realized gain	38,137,471	53,191,163
Net change in unrealized appreciation	4,415,778	19,302,330
Net increase in net assets resulting from operations	48,005,390	76,617,620
Distributions to shareholders from:
Net investment income
Class A	(517,803)	(531,336)
Class B	(26,449)	(47,805)
Class C	(56,098)	(95,953)
Class I	(1,294,783)	(50,957)
Class R	(19,195)	(20)
Class R4	(347)	—
Class R5	(18,100)	—
Class W	(32)	(22)
Class Z	(2,590,596)	(7,975,040)
Total distributions to shareholders	(4,523,403)	(8,701,133)
Increase in net assets from capital share transactions	299,066,576	9,449,400
Redemption fees (Note 7)	834,194	—
Proceeds from regulatory settlements (Note 6)	—	22,629
Total increase in net assets	343,382,757	77,388,516
Net assets at beginning of period	377,286,983	299,898,467
Net assets at end of period	$720,669,740	$377,286,983
Excess of distributions over net investment income	$(6,293,550)	$(849,468)

(a)	Class R4 and Class R5 shares are for the period from March 7, 2011 (commencement of operations) to June 30, 2011.

(b)	Class I, Class R and Class W shares are for the period from September 27, 2010 (commencement of operations) to December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Changes in Net Assets (continued) – Columbia Real Estate Equity Fund

	Six months ended June 30, 2011 (Unaudited)(a)		Year ended December 31, 2010(b)
	Shares	Dollars($)	Shares	Dollars($)

Capital stock activity
Class A shares
Subscriptions	590,309	7,719,235	909,223	10,332,381
Fund merger	5,887,790	75,122,126	—	—
Distributions reinvested	34,758	449,561	40,227	466,486
Redemptions	(739,443)	(9,768,888)	(543,168)	(6,044,112)
Net increase	5,773,414	73,522,034	406,282	4,754,755
Class B shares
Subscriptions	21,198	278,022	15,589	179,794
Fund merger	643,986	8,227,953	—	—
Distributions reinvested	1,730	22,451	3,404	39,297
Redemptions	(106,299)	(1,388,230)	(110,506)	(1,256,435)
Net increase (decrease)	560,615	7,140,196	(91,513)	(1,037,344)
Class C shares
Subscriptions	134,721	1,743,051	226,594	2,494,066
Fund merger	1,118,143	14,261,923	—	—
Distributions reinvested	2,779	35,924	7,494	86,990
Redemptions	(143,924)	(1,883,633)	(151,955)	(1,693,165)
Net increase	1,111,719	14,157,265	82,133	887,891
Class I shares
Subscriptions	2,016,876	25,945,491	2,855,527	34,553,546
Fund merger	12,295,219	157,105,589	—	—
Distributions reinvested	99,948	1,294,640	4,171	50,933
Redemptions	(595,862)	(7,897,364)	(11,307)	(138,200)
Net increase	13,816,181	176,448,356	2,848,391	34,466,279
Class R shares
Subscriptions	45,489	613,095	213	2,500
Fund merger	472,472	6,026,815	—	—
Distributions reinvested	330	4,280	—	—
Redemptions	(110,876)	(1,472,997)	—	—
Net increase	407,415	5,171,193	213	2,500
Class R4 shares
Subscriptions	197	2,506	—	—
Fund merger	5,523	70,653	—	—
Distributions reinvested	17	227	—	—
Net increase	5,737	73,386	—	—
Class R5 shares
Subscriptions	197	2,764	—	—
Fund merger	267,025	3,414,970	—	—
Distributions reinvested	19	249	—	—
Net increase	267,241	3,417,983	—	—
Class W shares
Subscriptions	—	—	225	2,650
Fund merger	241	3,075	—	—
Redemptions	—	—	(12)	(150)
Net increase	241	3,075	213	2,500
Class Z shares
Subscriptions	1,984,126	25,717,025	8,883,775	101,334,335
Fund merger	7,642,501	97,647,633	—	—
Distributions reinvested	118,309	1,526,671	401,949	4,657,790
Redemptions	(8,141,322)	(105,758,241)	(11,894,503)	(135,619,306)
Net increase (decrease)	1,603,614	19,133,088	(2,608,779)	(29,627,181)
Total net increase	23,546,177	299,066,576	636,940	9,449,400

(a)	Class R4 and Class R5 shares are for the period from March 7, 2011 (commencement of operations) to June 30, 2011.

(b)	Class I, Class R and Class W shares are for the period from September 27, 2010 (commencement of operations) to December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights – Columbia Real Estate Equity Fund

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

Selected data for a share outstanding throughout each period is as follows:

	Six months ended June 30, 2011 (Unaudited)		Year ended Dec. 31,				Year ended Aug. 31,
			2010		2009(a)		2009	2008	2007	2006
Class A
Per share data
Net asset value, beginning of period	$12.41		$10.07		$9.11		$13.85	$20.72	$29.07	$27.84
Income from investment operations:
Net investment income	0.13		0.12		0.06		0.22	0.29	0.22	0.39
Net realized and unrealized gain (loss) on investments	0.88		2.48		1.10		(4.46)	(1.10)	1.24	4.90
Total from investment operations	1.01		2.60		1.16		(4.24)	(0.81)	1.46	5.29
Less distributions to shareholders from:
Net investment income	(0.09)		(0.26)		(0.12)		(0.33)	(0.16)	(0.33)	(0.78)
Net realized gains	—		—		—		—	(5.90)	(9.48)	(3.28)
Tax return of capital	—		—		(0.08)		(0.17)	—	—	—
Total distributions to shareholders	(0.09)		(0.26)		(0.20)		(0.50)	(6.06)	(9.81)	(4.06)
Redemption fees	0.02		—		—		—	—	—	—
Proceeds from regulatory settlement	—		0.00	(b)	—		—	—	—	—
Net asset value, end of period	$13.35		$12.41		$10.07		$9.11	$13.85	$20.72	$29.07
Total return	8.31%		26.04%	(c)	12.86%		(29.89% )	(5.46% )	1.72%	21.66%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.22%	(e)	1.27%		1.39%	(e)	1.31%	1.28%	1.21%	1.19%
Net expenses after fees waived or expenses reimbursed(g)	1.22%	(e)(f)	1.27%		1.39%	(e)	1.31%	1.28%	1.21%	1.19%
Net investment income(g)	1.95%	(e)	1.04%		1.99%	(e)	2.69%	1.93%	0.84%	1.45%
Supplemental data
Net assets, end of period (in thousands)	$106,717		$27,511		$18,245		$17,114	$22,321	$31,069	$44,685
Portfolio turnover	31%		108%		32%		110%	78%	67%	10%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Real Estate Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	Six months ended June 30, 2011 (Unaudited)		Year ended Dec. 31,				Year ended Aug. 31,
			2010		2009(a)		2009	2008	2007	2006
Class B
Per share data
Net asset value, beginning of period	$12.43		$10.09		$9.12		$13.85	$20.76	$29.09	$27.85
Income from investment operations:
Net investment income	0.01		0.02		0.04		0.16	0.20	0.03	0.19
Net realized and unrealized gain (loss) on investments	0.96		2.50		1.10		(4.46)	(1.14)	1.24	4.90
Total from investment operations	0.97		2.52		1.14		(4.30)	(0.94)	1.27	5.09
Less distributions to shareholders from:
Net investment income	(0.04)		(0.18)		(0.09)		(0.26)	(0.07)	(0.12)	(0.57)
Net realized gains	—		—		—		—	(5.90)	(9.48)	(3.28)
Tax return of capital	—		—		(0.08)		(0.17)	—	—	—
Total distributions to shareholders	(0.04)		(0.18)		(0.17)		(0.43)	(5.97)	(9.60)	(3.85)
Redemption fees	0.02		—		—		—	—	—	—
Proceeds from regulatory settlement	—		0.00	(b)	—		—	—	—	—
Net asset value, end of period	$13.38		$12.43		$10.09		$9.12	$13.85	$20.76	$29.09
Total return	7.97%		25.07%	(c)	12.57%		(30.38% )	(6.21% )	0.99%	20.78%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.98%	(e)	2.02%		2.14%	(e)	2.06%	2.03%	1.96%	1.94%
Net expenses after fees waived or expenses reimbursed(g)	1.98%	(e)(f)	2.02%		2.14%	(e)	2.06%	2.03%	1.96%	1.94%
Net investment income(g)	1.19%	(e)	0.21%		1.22%	(e)	1.96%	1.30%	0.10%	0.72%
Supplemental data
Net assets, end of period (in thousands)	$10,712		$2,986		$3,348		$3,356	$7,123	$9,663	$13,309
Portfolio turnover	31%		108%		32%		110%	78%	67%	10%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Real Estate Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	Six months ended June 30, 2011 (Unaudited)		Year ended Dec. 31,				Year ended Aug. 31,
			2010		2009(a)		2009	2008	2007	2006
Class C
Per share data
Net asset value, beginning of period	$12.40		$10.07		$9.10		$13.82	$20.72	$29.06	$27.83
Income from investment operations:
Net investment income	0.08		0.03		0.04		0.16	0.19	0.03	0.18
Net realized and unrealized gain (loss) on investments	0.89		2.48		1.10		(4.45)	(1.12)	1.23	4.90
Total from investment operations	0.97		2.51		1.14		(4.29)	(0.93)	1.26	5.08
Less distributions to shareholders from:
Net investment income	(0.04)		(0.18)		(0.09)		(0.26)	(0.07)	(0.12)	(0.57)
Net realized gains	—		—		—		—	(5.90)	(9.48)	(3.28)
Tax return of capital	—		—		(0.08)		(0.17)	—	—	—
Total distributions to shareholders	(0.04)		(0.18)		(0.17)		(0.43)	(5.97)	(9.60)	(3.85)
Redemption fees	0.02		—		—		—	—	—	—
Proceeds from regulatory settlement	—		0.00	(b)	—		—	—	—	—
Net asset value, end of period	$13.35		$12.40		$10.07		$9.10	$13.82	$20.72	$29.06
Total return	7.99%		25.02%	(c)	12.60%		(30.37% )	(6.18% )	0.94%	20.75%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.98%	(e)	2.02%		2.14%	(e)	2.06%	2.03%	1.96%	1.94%
Net expenses after fees waived or expenses reimbursed(g)	1.98%	(e)(f)	2.02%		2.14%	(e)	2.06%	2.03%	1.96%	1.94%
Net investment income(g)	1.17%	(e)	0.28%		1.37%	(e)	1.95%	1.26%	0.11%	0.66%
Supplemental data
Net assets, end of period (in thousands)	$22,264		$6,900		$4,777		$3,553	$6,462	$8,263	$5,486
Portfolio turnover	31%		108%		32%		110%	78%	67%	10%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Real Estate Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	Six months ended June 30, 2011 (Unaudited)		Year ended Dec. 31,
			2010(h)
Class I
Per share data
Net asset value, beginning of period	$12.42		$11.77
Income from investment operations:
Net investment income	0.16		0.07
Net realized and unrealized gain on investments	0.90		0.70
Total from investment operations	1.06		0.77
Less distributions to shareholders from:
Net investment income	(0.12)		(0.12)
Redemption fees	0.01		—
Net asset value, end of period	$13.37		$12.42
Total return	8.61%		6.52%	(c)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	0.81%	(e)	0.96%	(e)
Net expenses after fees waived or expenses reimbursed(g)	0.81%	(e)(f)	0.96%	(e)
Net investment income(g)	2.41%	(e)	2.34%	(e)
Supplemental data
Net assets, end of period (in thousands)	$222,812		$35,388
Portfolio turnover	31%		108%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Real Estate Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	Six months ended June 30, 2011 (Unaudited)		Year ended Dec. 31,
			2010(h)
Class R
Per share data
Net asset value, beginning of period	$12.40		$11.75
Income from investment operations:
Net investment income (loss)	0.12		(0.07)
Net realized and unrealized gain on investments	0.88		0.82
Total from investment operations	1.00		0.75
Less distributions to shareholders from:
Net investment income	(0.07)		(0.10)
Redemption fees	0.02		—
Net asset value, end of period	$13.35		$12.40
Total return	8.26%		6.36%	(c)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.46%	(e)	1.76%	(e)
Net expenses after fees waived or expenses reimbursed(g)	1.46%	(e)(f)	1.76%	(e)
Net investment income (loss)(g)	1.83%	(e)	(2.20%	)(e)
Supplemental data
Net assets, end of period (in thousands)	$5,440		$3
Portfolio turnover	31%		108%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Real Estate Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	Six months ended June 30, 2011 (Unaudited)(i)
Class R4
Per share data
Net asset value, beginning of period	$12.73
Income from investment operations:
Net investment income	0.09
Net realized and unrealized gain on investments	0.65
Total from investment operations	0.74
Less distributions to shareholders from:
Net investment income	(0.10)
Redemption fees	0.01
Net asset value, end of period	$13.38
Total return	5.89%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.19%	(e)
Net expenses after fees waived or expenses reimbursed(f)(g)	1.19%	(e)
Net investment income	2.16%	(e)
Supplemental data
Net assets, end of period (in thousands)	$77
Portfolio turnover	31%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Real Estate Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	Six months ended June 30, 2011 (Unaudited)(i)
Class R5
Per share data
Net asset value, beginning of period	$12.73
Income from investment operations:
Net investment income	0.11
Net realized and unrealized gain on investments	0.64
Total from investment operations	0.75
Less distributions to shareholders from:
Net investment income	(0.11)
Redemption fees	0.01
Net asset value, end of period	$13.38
Total return	6.02%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	0.80%	(e)
Net expenses after fees waived or expenses reimbursed(f)(g)	0.80%	(e)
Net investment income	2.52%	(e)
Supplemental data
Net assets, end of period (in thousands)	$3,575
Portfolio turnover	31%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Real Estate Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	Six months ended June 30, 2011 (Unaudited)		Year ended Dec. 31,
			2010(h)
Class W
Per share data
Net asset value, beginning of period	$12.41		$11.75
Income from investment operations:
Net investment income (loss)	0.12		(0.05)
Net realized and unrealized gain on investments	0.91		0.81
Total from investment operations	1.03		0.76
Less distributions to shareholders from:
Net investment income	(0.09)		(0.10)
Redemption fees	0.01		—
Net asset value, end of period	$13.36		$12.41
Total return	8.39%		6.51%	(c)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.22%	(e)	1.22%	(e)
Net expenses after fees waived or expenses reimbursed(g)	1.22%	(e)(f)	1.22%	(e)
Net investment income (loss)(g)	1.90%	(e)	(1.64%	)(e)
Supplemental data
Net assets, end of period (in thousands)	$6		$3
Portfolio turnover	31%		108%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Real Estate Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	Six months ended June 30, 2011 (Unaudited)		Year ended Dec. 31,				Year ended Aug. 31,
			2010		2009(a)		2009	2008	2007	2006
Class Z
Per share data
Net asset value, beginning of period	$12.43		$10.09		$9.13		$13.88	$20.74	$29.10	$27.86
Income from investment operations:
Net investment income	0.13		0.14		0.07		0.24	0.33	0.29	0.48
Net realized and unrealized gain (loss) on investments	0.89		2.49		1.10		(4.47)	(1.10)	1.22	4.88
Total from investment operations	1.02		2.63		1.17		(4.23)	(0.77)	1.51	5.36
Less distributions to shareholders from:
Net investment income	(0.10)		(0.29)		(0.13)		(0.35)	(0.19)	(0.39)	(0.84)
Net realized gains	—		—		—		—	(5.90)	(9.48)	(3.28)
Tax return of capital	—		—		(0.08)		(0.17)	—	—	—
Total distributions to shareholders	(0.10)		(0.29)		(0.21)		(0.52)	(6.09)	(9.87)	(4.12)
Redemption fees	0.02		—		—		—	—	—	—
Proceeds from regulatory settlement	—		0.00	(b)	—		—	—	—	—
Net asset value, end of period	$13.37		$12.43		$10.09		$9.13	$13.88	$20.74	$29.10
Total return	8.43%		26.29%	(c)	12.97%		(29.71% )	(5.21% )	1.95%	21.99%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.02%	(e)	1.02%		1.14%	(e)	1.06%	1.03%	0.96%	0.94%
Net expenses after fees waived or expenses reimbursed(g)	1.02%	(e)(f)	1.02%		1.14%	(e)	1.06%	1.03%	0.96%	0.94%
Net investment income(g)	1.98%	(e)	1.23%		2.28%	(e)	2.96%	2.17%	1.11%	1.78%
Supplemental data
Net assets, end of period (in thousands)	$349,067		$304,497		$273,528		$238,485	$282,293	$377,388	$578,899
Portfolio turnover	31%		108%		32%		110%	78%	67%	10%

Notes to Financial Highlights

(a)	For the period from September 1, 2009 to December 31, 2009. In 2009, the Fund’s fiscal year end was changed from August 31 to December 31.

(b)	Rounds to less than $0.01.

(c)	Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	For the period from September 27, 2010 (commencement of operations) to December 31, 2010.

(i)	For the period from March 7, 2011 (commencement of operations) to June 30, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

Notes to Financial Statements – Columbia Real Estate Equity Fund

June 30, 2011 (Unaudited)

Note 1. Organization

Columbia Real Estate Equity Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, Class W, and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are available to qualifying institutional investors.

Class R4 and Class R5 shares are not subject to sales charges; however these classes are closed to new investors. Class R4 and Class R5 shares commenced operations on March 7, 2011.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at

Columbia Real Estate Equity Fund

June 30, 2011 (Unaudited)

the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to shift investment exposure from one currency to another.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Columbia Real Estate Equity Fund

June 30, 2011 (Unaudited)

Fair Values of Derivative Instruments at June 30, 2011

At June 30, 2011, the fund had no outstanding derivatives.

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended June 30, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign currency exchange rate risk	$74,332

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign currency exchange rate risk	$—

Volume of Derivative Instruments for the Six Months Ended June 30, 2011

Contracts Opened
Forward Foreign Currency Exchange Contracts	97

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis.

The Fund receives information regarding the character of distributions received from real estate investment trusts (REITs) on an annual basis. Distributions received from REITs are allocated among dividend income, capital gain and return of capital based upon such information or based on management’s estimates if actual information has not yet been reported. Management’s estimates are subsequently adjusted when the actual character of the distributions are disclosed by the REITs which could result in a proportionate increase in returns of capital to shareholders.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared and paid each calendar quarter, if any. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be

Columbia Real Estate Equity Fund

June 30, 2011 (Unaudited)

determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement (IMSA), the Investment Manager determines which securities will be purchased, held or sold. In September 2010, the Board approved an amended IMSA that includes an annual management fee rate that declines from 0.69% to 0.62% as the Fund’s net assets increase. The amended IMSA became effective on March 1, 2011. Prior to March 1, 2011, the management fee was equal to 0.75% of the Fund’s average daily net assets. The annualized effective management fee for the six months ended June 30, 2011 was 0.71% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. In September 2010, the Board approved an amended Administrative Services Agreement that includes an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.04% as the Fund’s net assets increase. The amended Administrative Services Agreement became effective on March 1, 2011. Prior to March 1, 2011, the Fund Administrator did not receive a fee of its services under the Administrative Services Agreement. The annualized effective administrative fee for the six months ended June 30, 2011 was 0.05% of the Fund’s average daily net assets.

Pricing and Bookkeeping Fees

Prior to March 28, 2011, the Fund had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Fund. Under the State Street Agreements, the Fund paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee did not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimbursed State Street for certain out-of-pocket expenses and charges. Effective March 28, 2011, these services are now provided under the Administrative Services Agreement discussed above.

Compensation of Board Members

Trustees are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust’s eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligation of the Plan will be paid solely out of the Fund’s assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees). The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R4 and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

Columbia Real Estate Equity Fund

June 30, 2011 (Unaudited)

For the six months ended June 30, 2011, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.16%
Class B	0.16
Class C	0.16
Class R	0.16
Class R4	0.01
Class R5	0.01
Class W	0.16
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended June 30, 2011, no minimum account balance fees were charged by the Fund.

The Fund and certain other associated investment companies (together, the Guarantors), have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At June 30, 2011, the Fund’s total potential future obligation over the life of the Guaranty is $44,003. The liability remaining at June 30, 2011 for non-recurring charges associated with the lease amounted to $28,908 and is included within other accrued expenses in the Statement of Assets and Liabilities.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.10% of the average daily net assets attributable to Class A shares, 0.75% of the average daily net assets attributable to Class B and Class C shares, 0.50% of the average daily net assets attributable to Class R shares, and 0.25% of the average daily net assets attributable to Class W shares.

The Fund may pay distribution and service fees up to a maximum of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and 0.25% for shareholder liaison services) but currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.

The Fund may pay a distribution fee of up to 0.25% of the Fund’s average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class W shares, provided however that the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $54,530 for Class A, $1,366 for Class B and $333 for Class C for the six months ended June 30, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective March 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian,

Columbia Real Estate Equity Fund

June 30, 2011 (Unaudited)

do not exceed the following annual rates as a percentage of each class’ average daily net assets:

Class A	1.26%
Class B	2.01
Class C	2.01
Class I	0.90
Class R	1.51
Class R4	1.20
Class R5	0.95
Class W	1.26
Class Z	1.01

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in other affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.

Prior to March 1, 2011, the Investment Manager voluntarily agreed to waive fees and/or reimburse expenses (excluding certain expenses, such as brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of each class’ average daily net assets:

Class A	1.45%
Class B	2.20
Class C	2.20
Class I	1.07
Class R	1.70
Class W	1.45
Class Z	1.20

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

At June 30, 2011, the cost of investments for federal income tax purposes was approximately $709,629,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$134,861,000
Unrealized depreciation	(1,650,000)

Net unrealized appreciation	$133,211,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $167,064,046 and $226,081,926, respectively, for the six months ended June 30, 2011.

Transactions to realign the Fund’s portfolio following the merger as described in Note 13 are excluded for purposes of calculating the Fund’s portfolio turnover rate. These realignment transactions amounted to cost of purchases and proceeds from sales of $112,147,745 and $109,872,247, respectively.

Note 6. Regulatory Settlements

During the year ended December 31, 2010, the Fund received payments of $22,629 resulting from certain regulatory settlements with third parties in which the Fund had participated. The payments have been included in “Proceeds from regulatory settlements” in the Statement of Changes in Net Assets.

Columbia Real Estate Equity Fund

June 30, 2011 (Unaudited)

Note 7. Redemption Fees

Effective April 11, 2011, the Fund assesses a 2.00% redemption fee on the proceeds from Fund shares only to shareholders who received their Class Z shares pursuant to the reorganization of RiverSource LaSalle International Real Estate Fund and only if such shareholders redeem such shares (by sale or exchange) on or before April 11, 2012.

The redemption fee is designed to offset brokerage commissions and other costs associated with short term trading of fund shares. The redemption fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. Redemption fees received by the Fund for the six months ended June 30, 2011 (all of which were received during the period April 11, 2011 through June 30, 2011) are disclosed in the Statement of Changes in Net Assets.

Note 8. Lending of Portfolio Securities

Effective March 28, 2011, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement, which replaces the previous security lending arrangement with State Street, authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At June 30, 2011, securities valued at $ 122,524,831 were on loan, secured by cash collateral of $ 125,435,541 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses.

Prior to March 28, 2011, the Fund conducted its security lending activity with State Street serving as the lending agent. Under this security lending arrangement with State Street, the Fund was allowed to lend its securities to certain approved brokers, dealers and other financial institutions. Each loan was collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities was determined at the close of business of the Fund and any additional required collateral was delivered to the Fund on the next business day. The collateral received was invested and the income generated by the investment of the collateral, net of any fees was remitted to State Street as the lending agent and borrower rebates, were paid to the Fund. Generally, in the event of borrower default, the Fund had the right to use the collateral to offset any losses incurred. In the event the Fund was delayed or prevented from exercising its right to dispose of the collateral, there may have been a potential loss to the Fund. The Fund bore the risk of loss with respect to the investment of collateral. The Fund did not engage in any securities lending activity during the period January 1, 2011 through March 27, 2011

Net income earned from securities lending for the six months ended June 30, 2011 (all of which was earned during the period March 28, 2011 through June 30, 2011, with JPMorgan serving as the lending agent) is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 9. Custody Credits

Prior to March 28, 2011 the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. Effective March 28, 2011, the Fund may invest its daily balance in an affiliated money market fund as detailed below. For the period from January 1, 2011 through March 27, 2011, these credits reduced total expenses by $4.

Columbia Real Estate Equity Fund

June 30, 2011 (Unaudited)

Note 10. Affiliated Money Market Fund

Effective March 28, 2011, the Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 11. Shareholder Concentration

As of June 30, 2011, one shareholder account owned 17.6 % of the outstanding shares of the Fund and the Investment Manager and/or its affiliates owned approximately 26% of the outstanding shares of the Fund. Purchase and redemption activity of these accounts may have a significant effect on the operations of the Fund.

At June 30, 2011, the Investment Manager and/or affiliates owned 100% of Class I and Class W shares.

Note 12. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on March 28, 2011, replacing a prior credit facility with State Street (as discussed below). The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $422.5 million. The collective borrowing amount will increase during the third quarter of 2011 to a final collective borrowing amount of $500 million. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the Fund and certain other funds managed by the Investment Manager participated in a $280 million committed, unsecured revolving credit facility provided by State Street. Interest was charged to each fund based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The

Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.125% per annum.

Note 13. Fund Mergers

At the close of business on April 8, 2011, Columbia Real Estate Equity Fund acquired the assets and assumed the identified liabilities of RiverSource LaSalle Monthly Dividend Real Estate Fund, RiverSource Real Estate Fund, RiverSource LaSalle Global Real Estate Fund, and RiverSource LaSalle International Real Estate Fund. The mergers were completed after shareholders of the acquired funds approved the plan on February 15, 2011.

The aggregate net assets of Columbia Real Estate Equity Fund immediately before the acquisitions were $376,118,171 and the combined net assets immediately after the acquisitions were $737,998,908.

The acquisitions were accomplished by a tax-free exchange of 6,732,469 shares of RiverSource LaSalle Monthly Dividend Real Estate Fund valued at $32,200,020 (including unrealized appreciation of $10,825,315); 19,288,542 shares of RiverSource Real Estate Fund valued at $217,100,607 (including unrealized appreciation of $27,133,156); 3,559,733 shares of RiverSource LaSalle Global Real Estate Fund valued at $14,932,477 (including unrealized appreciation of $2,556,513) and 9,613,304 shares of RiverSource LaSalle International Real Estate Fund valued at $97,647,633 (including unrealized appreciation of $9,526,999).

In exchange for shares of RiverSource LaSalle Monthly Dividend Real Estate Fund, RiverSource Real Estate Fund, RiverSource LaSalle Global Real Estate Fund and RiverSource LaSalle International Real Estate Fund, Columbia Real Estate Equity Fund issued the following number of shares:

	RiverSource LaSalle Monthly Dividend Real Estate Fund	RiverSource Real Estate Fund	RiverSource LaSalle Global Real Estate Fund	RiverSource LaSalle International Real Estate Fund
Class A	766,429	4,843,064	278,297	–
Class B	165,212	478,774	–	–
Class C	811,623	149,525	156,995	–
Class I	181,168	11,523,095	590,956	–
Class R	456,117	–	16,355	–
Class R4	1,955	2,808	760	–
Class R5	141,132	–	125,893	–
Class W	–	241	–	–
Class Z	–	–	–	7,642,501

Columbia Real Estate Equity Fund

June 30, 2011 (Unaudited)

For financial reporting purposes, net assets received and shares issued by Columbia Real Estate Equity Fund were recorded at fair value; however, RiverSource LaSalle Monthly Dividend Real Estate Fund, RiverSource Real Estate Fund, RiverSource LaSalle Global Real Estate Fund, and RiverSource LaSalle International Real Estate Fund’s cost of investments were carried forward to align ongoing reporting of Columbia Real Estate Equity Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The financial statements reflect the operations of Columbia Real Estate Equity Fund for the period prior to the mergers and the combined fund for the period subsequent to the mergers. Because the combined investment portfolios have been managed as a single integrated portfolio since the mergers were completed, it is not practicable to separate the amounts of revenue and earnings of RiverSource LaSalle Monthly Dividend Real Estate Fund, RiverSource Real Estate Fund, RiverSource LaSalle Global Real Estate Fund, and RiverSource LaSalle International Real Estate Fund that have been included in the combined Fund’s Statement of Operations since the mergers were completed. Assuming the mergers had been completed on January 1, 2011, Columbia Real Estate Equity Fund’s pro-forma net investment income, net gain on investments, net change in unrealized appreciation and net increase in net assets from operations for the six months ended June 30, 2011 would have been $7.3 million, $47.0 million, $8.8 million and $63.1 million, respectively.

Note 14. Significant Risks

Sector Focus Risk

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that that invests in a wider range of industries.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer companies than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Real Estate Sector Risk

The risks associated with the ownership of real estate and the real estate industry in general can include fluctuations in the value of the properties underlying the Fund’s portfolio holdings, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Note 15. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 12 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 16. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus

Columbia Real Estate Equity Fund

June 30, 2011 (Unaudited)

case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Shareholder Meeting Results

At a Joint Special Meeting of Shareholders held on February 15, 2011, shareholders of the Fund considered a proposal to approve the conversion of the Fund’s investment objective and a related 80% policy from “fundamental” (requiring shareholder approval to modify in the future) to “non-fundamental” (not requiring shareholder approval to modify in the future). The meeting was adjourned with respect to this proposal and the adjourned meetings were held on February 28, 2011 and March 29, 2011. At the adjourned meeting held on March 29, 2011 the proposal was not approved by shareholders as follows:

Votes For	Votes Against	Abstentions	Broker Non-Votes
120,982,834	143,012,647	4,296,899	0

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Real Estate Equity Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Transfer Agent

Columbia Management Investment Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC

225 Franklin Street Boston, MA 02110

Columbia Real Estate Equity Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1445 C (08/11)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	August 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	August 22, 2011

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	August 22, 2011